Financial Instruments - Summary of Fair Value of Derivative Financial Instruments at Fair Value Hierarchy (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative financial instruments	$ 60	$ 64
Investments in strategic equity securities	4	3
Other investments at fair value through earnings	1	1
Total derivative financial assets	65	68
Liabilities measured at fair value Derivative instruments	100	15
Level 1 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Investments in strategic equity securities	4	3
Total derivative financial assets	4	3
Level 2 [Member]
Disclosure Of Financial Assets and Financial Liabilities [line items]
Derivative financial instruments	60	64
Other investments at fair value through earnings	1	1
Total derivative financial assets	61	65
Liabilities measured at fair value Derivative instruments	$ 100	$ 15